Segment Reporting - Summary of Payments from/to Such Customers (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenues	$ 244,120,000	$ 104,143,000	$ 55,289,000
LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	223,602,000	93,124,000	51,103,000
Revenue warrant negative effect			$ 4,333,000
Rest of Countries
Disclosure Of Operating Segments [Line Items]
Revenues	$ 0	$ 0